CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT AND COMPREHENSIVE INCOME - USD ($)	Common stock [Member]	Additional paid-in capital [Member]	Other comprehensive income [Member]	Accumulated deficit during the development stage [Member]	Total
Balance at Dec. 31, 2016	$ 148	$ 1,473,060		$ (1,827,188)	$ (353,980)
Balance, shares at Dec. 31, 2016	1,476,448
Issuance of common stock	$ 1,777	157,890			159,667
Issuance of common stock, Shares	17,776,000
Exchange reserve			(388)		(388)
Net income /(loss)				(924,556)	(924,556)
Balance at Dec. 31, 2017	$ 1,925	1,630,950	(388)	(2,751,744)	$ (1,119,257)
Balance, shares at Dec. 31, 2017	19,252,448				19,252,448
Issuance of common stock	$ 103	40,897			$ 41,000
Issuance of common stock, Shares	1,025,000
Exchange reserve			664		664
Net income /(loss)				28,770	28,770
Balance at Jun. 30, 2018	$ 2,028	$ 1,671,847	$ 276	$ (2,722,974)	$ (1,048,823)
Balance, shares at Jun. 30, 2018	20,277,448				20,277,448